SIGNIFICANT ACCOUNTING POLICIES - Principal subsidiaries (Details)	12 Months Ended
Dec. 31, 2019
Beadell Resources Pty Ltd [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Mineracao Vale dos Reis Ltda [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Marina Norte Empreendimentos de Mineracao S.A. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	70.00%
Mineral Mexicana el Rosario, S.A. de C.V. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Metalicos de Durango, S.A. de C.V. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Minera de Villa Seca, S.A. de C.V. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Coboro Minerales de Mexico S.A. de C.V. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Great Panther Coricancha S.A. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Great Panther Silver Peru S.A.C. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Cangold Peru S.A.C. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Great Panther Finance Canada Limited [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Cangold Limited [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GP Finance International S.a. r.l. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%